SUBSEQUENT EVENT (Details) ¥ in Millions			1 Months Ended			12 Months Ended
	Feb. 01, 2016 USD ($)	Feb. 01, 2016 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Feb. 29, 2016 USD ($)	Dec. 31, 2015 USD ($)	Feb. 29, 2016 CNY (¥)
Vision China Media Group [Member] | Revolving Credit Facility 2 [Member]
Subsequent Event [Line Items]
Leverage ratio (as a percent)						0.65
Shenzhen Meidi Zhiye Development Co., Ltd. ("Zhiye") [Member]
Subsequent Event [Line Items]
Amount borrowed from related party						$ 46
Debt instrument, term						4 days
Subsequent Event [Member] | Vision China Media Group [Member] | Revolving Credit Facility 2 [Member]
Subsequent Event [Line Items]
Maximum borrowing capacity under the facility					$ 12,300,000
Leverage ratio (as a percent)					0.65
Description of variable rate basis					Prime Rate
Subsequent Event [Member] | Vision China Media Group [Member] | Minimum [Member] | Revolving Credit Facility 2 [Member]
Subsequent Event [Line Items]
Interest rate based on percentage of variable rate basis					99.615%
Subsequent Event [Member] | Vision China Media Group [Member] | Maximum [Member] | Revolving Credit Facility 2 [Member]
Subsequent Event [Line Items]
Interest rate based on percentage of variable rate basis					102.66%
Subsequent Event [Member] | RMB [Member] | Vision China Media Group [Member] | Revolving Credit Facility 2 [Member]
Subsequent Event [Line Items]
Maximum borrowing capacity under the facility | ¥							¥ 80
Subsequent Event [Member] | Shenzhen Meidi Zhiye Development Co., Ltd. ("Zhiye") [Member]
Subsequent Event [Line Items]
Amount borrowed from related party	$ 5,400,000
Debt instrument, term	1 month	1 month
Interest rate (as a percent)	10.00%	10.00%
Subsequent Event [Member] | Shenzhen Meidi Zhiye Development Co., Ltd. ("Zhiye") [Member] | RMB [Member]
Subsequent Event [Line Items]
Amount borrowed from related party | ¥		¥ 35
Subsequent Event [Member] | CCB International (Shenzhen) Investment Co., Ltd. [Member]
Subsequent Event [Line Items]
Definitive Equity Subscription Agreement, Amount			$ 22,600,000
Ownership percentage before capital injection			69.00%	69.00%
Ownership percentage after capital injection			62.80%	62.80%
Subsequent Event [Member] | CCB International (Shenzhen) Investment Co., Ltd. [Member] | RMB [Member]
Subsequent Event [Line Items]
Definitive Equity Subscription Agreement, Amount | ¥				¥ 150